SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
SUBSEQUENT EVENTS [Text Block]	7. SUBSEQUENT EVENTS The Company has evaluated subsequent events from October 31, 2013, through the date of this report, and determined there are no additional items to disclose.	9. SUBSEQUENT EVENTS The Company has evaluated subsequent events from January 31, 2013, through the date of this report, and determined there are no additional items to disclose.	7. SUBSEQUENT EVENTS On February 10, 2012, the Company issued 140,000 shares of common stock at a price of $0.50 per share for $70,000 received in January 2012 as part of a private placement.